Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings attributable to BHP shareholders
Total	$ 9,833	$ 9,019	$ 7,897
Weighted average number of shares
Basic	5,078	5,073	5,068
Diluted	5,089	5,083	5,077
Basic earnings per ordinary share
Basic	$ 1.936	$ 1.778	$ 1.558
Diluted earnings per ordinary share
Diluted	1.932	1.774	1.555
Headline earnings per ordinary share (US cents)
Basic	2.391	1.824	1.959
Diluted	$ 2.386	$ 1.82	$ 1.956